Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 9	$ 10	$ 10
Amounts received under incentive schemes and share-based payments	9	14	14
Total	18	24	24
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	29	28	33
Pensions and other post-retirement benefits	2	3	4
Amounts received under incentive schemes and share-based payments	29	39	36
Total	$ 60	$ 70	$ 73